(LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2023
(LOSS) INCOME PER SHARE
(LOSS) INCOME PER SHARE

21. (LOSS) INCOME PER SHARE

Loss per share is calculated as follows:

	For the year	For the year	For the year	For the year
	ended December	ended December	ended December	ended December
	31, 2021	31, 2022	31, 2023	31, 2023
	RMB	RMB	RMB	US$
				(Note 3)
Numerator:

Loss from continuing operations	(392,692,879)	(693,405,669)	(144,276,724)	(20,320,951)
Gain (loss) from discontinued operations, net	(24,132,389)	(286,086,586)	156,853,103	22,092,297
Net loss attributable to noncontrolling interest	(5,590,513)	(4,633,205)	(7,427,235)	(1,046,104)
Net (loss) income attributable to ordinary shareholders	(411,234,755)	(974,859,050)	20,003,614	2,817,450

Denominator:

Denominator for basic and diluted (loss) income per share – weighted-average shares outstanding	495,304,894	720,237,128	1,010,895,182	1,010,895,182

Net (loss) income attributable to holders of ordinary shares per share
- Basic and diluted- continuing operations	(0.78)	(0.96)	(0.14)	(0.02)
- Basic and diluted - discontinued operations	(0.05)	(0.40)	0.16	0.02

The Company had 366,148,968, 271,620,613 and 520,698,343 stock options, warrants and non-vested shares outstanding as of December 31, 2021, 2022 and 2023, respectively, which were excluded in the computation of diluted loss per share in the periods presented, as their effect would have been anti-dilutive due to the net loss reported in such periods.